Investments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Investments
4.	INVESTMENTS
(a) Short-term investments
As of December 31, 2019, and 2020, short-term investments included time deposits, and structured note in commercial banks which are classified as available-for-sale
debt securities in accordance with ASC
320-10,
of RMB1,369,118 and RMB360,803 (US$55,295), respectively.
For the years ended December 31, 2018, 2019 and 2020, the Group recognized interest income from its short-term investments of RMB38,368, RMB45,993 and RMB23,780 (US$3,644), respectively. For the years ended December 31, 2018, 2019 and 2020, the Group recognized fair value gains (losses) on available-for-sale
debt securities of nil, RMB6,049 and nil

in other comprehensive income, respectively.
The Group recognized an impairment loss on short-term investments of nil, RMB3,506 and RMB7,096 (US$1,088) in other expense
, net in the consolidated comprehensive income (loss) for the years ended December 31, 2018, 2019 and 2020, respectively.
(b) Long-term investments
The Group’s long-term investments include equity investments accounted for using the measurement alternative, equity investments with readily determinable fair value, equity investments method accounted for using equity method, equity method investments accounted for using fair value option and available-for-sale
debt securities.
Equity investments accounted for using the measurement alternative
In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2019 and 2020, the carrying amount of the Group’s equity investments accounted for using the alternative measurement was RMB1,895,951 and RMB1,817,891 (US$278,604), including RMB618,314 and RMB641,969 (US$98,386) accumulated impairment, and RMB
424,564
and RMB231,092 (US$
35,416
) accumulated upward adjustment, respectively. During the years ended December 31, 2019 and 2020, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer, the aggregate carrying amount of these investments was RMB926,926 and RMB243,525 (US$37,322) as of December 31, 2019 and 2020, respectively.
Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2019 and 2020 were as follows:

	For the year ended December, 31
	2019	2020
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	78,321	121,555	18,629
Gross unrealized losses (impairment)	(180,913)	(66,063)	(10,125)

Net unrealized (losses) gains on equity securities held	(102,592)	55,492	8,504
Net realized gains on equity securities sold	—	482,202	73,901

Total net gains (losses) recognized in other income, net	(102,592)	537,694	82,405

In 2020, the Group: i) acquired other equity interests in three equity investees for a total consideration of RMB20,000. ii) disposed the remaining portion of equity ownership of Bytedance and recognized a disposal gain of RMB465,877 (US$71,399)
in “Other income, net” (iii) recognized RMB342,433 (US$52,480) of remaining interest in the gaming related business as result of the deconsolidation.
In 2019, the Group: i) acquired additional preferred shares of Beijing OrionStar Technology Co., Ltd. (“Beijing OrionStar”) with a cash consideration of RMB262,072. Subsequent to the transaction, the Group owned 38.7% equity interests not qualified as in-substance
common stock of Beijing OrionStar. ii) acquired other equity interests in 14 equity investees for total consideration of RMB172,033.
In 2018, the Group: i) acquired additional preferred shares of Beijing OrionStar at a cash consideration of RMB203,216. ii) disposed certain portion of equity ownership of Bytedance and recognized disposal gain of RMB
300,211
and a fair value gain of RMB300,211 for the remaining portion of equity ownership in “Other income, net”. iii) owned 21.9% equity interest not qualified as in-substance
common stock of Youloft HK after deconsolidation (Note 3), with fair value of RMB93,458. iv) acquired other equity interests in 14 internet companies for total consideration of RMB208,192. v) recognized unrealized gains RMB357,372 and unrealized losses RMB94,895.
The Group received dividends form investees of RMB nil, RMB 13,217 and RMB4,002 (US$613) for the years ended December 31, 2018, 2019 and 2020, respectively.
Equity investments with readily determinable fair value
The Group purchased equity interest of a company listed on the HK Stock Exchange. The fair value of the share interests was RMB30,743 and RMB11,411 (US$1,749) as of December 31, 2019 and 2020, respectively. Unrealized gains for the equity investments with readily determinable fair value were nil, RMB2,853 and RMB5,327 (US$816), which were recorded in “Other income, net” in the consolidated comprehensive income (loss) for years ended December 31, 2018, 2019 and 2020, respectively. Realized gains for the equity investments with readily determinable fair value were nil, nil and RMB18,488 (US$2,833), which were recorded in “Other income, net” in the consolidated comprehensive income (loss) for years ended December 31, 2018, 2019 and 2020, respectively.
Equity investment accounted for using fair value option
In September 2019, the Group owned 49.6% equity interest of Live.me on a fully dilutive basis after deconsolidation (Note 3). The fair value of the remaining share interests was RMB388,581 and RMB364,298 (USD$55,831) as of December 31, 2019 and 2020, respectively. Unrealized (losses) gain for Equity investments accounted for using fair value option were RMB(102,555) and RMB857 (US$131), which were recorded in “Other income, net” in the consolidated comprehensive income (loss) for the years ended December 31, 2019 and 2020, respectively.
Equity investments accounted for using equity method
The carrying amount of the Company’s equity method investments were RMB194,473 and RMB216,126 (US$33,123) as of December 31, 2019 and 2020, respectively.
In 2020, the Group acquired equity method investments with aggregate consideration of RMB15,040 (US$2,305), and recognized RMB18,000 (US$2,759) of equity method investments as result of the deconsolidation of a business in the Group’s Internet Business segment.
In 2019, the Group acquired: i) equity interests in Ziniu Fund, L.P. with a cash consideration of RMB30,000
; ii)
other equity method investments with aggregate consideration of RMB4,026.
In 2018, the Group acquired equity method investments with aggregate consideration of RMB5,721.
The Group recorded a loss of RMB384, a gain of RMB7,594 and a loss of RMB5,231 (US$802) from equity investments accounted for using equity method for the years ended December 31, 2018, 2019 and 2020, respectively. The Group also recognized impairment losses of RMB31, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively.
None of equity method investments, including the investment that the Group elects to account for using the fair value option, was considered individually material for the years ended December 31, 2018, 2019 and 2020. The Group summarized the unaudited condensed financial information of the Group’s equity investments as a group below in accordance with
Rule 4-08
of Regulation
S-X:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance sheet data:
Current assets	469,712	452,904	69,411
Non-current assets	862,552	1,072,284	164,335
Current liabilities	280,790	220,499	33,793
Non-current liabilities	15,610	7,771	1,191
Redeemable preferred shares	870,001	875,199	134,130

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating data:
Revenues	24,073	970,017	944,974	144,824
Gross profit	12,830	223,883	307,531	47,131
Operating income (loss)	29,066	(66,751)	109,456	16,775
Net income (loss)	25,301	(78,146)	115,962	17,772
Available-for-sale
debt securities
Available-for-sale
debt securities in long-term investments primarily represent investments in structured notes. As of December 31, 2019, and 2020, long-term available-for-sale
debt securities were RMB6,976 and nil, respectively.
For the years ended December 31, 2018, 2019 and 2020, the Group recognized fair value (loss) gain on long-term available-for-sale
debt securities of RMB(3,732), RMB4,864 and nil, respectively in other comprehensive income.